UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi                 Oakwood, OH               May 14, 2012
       ---------------                 -----------               ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           81
                                         -----------

Form 13F Information Table Value Total:  $47,385,366
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- ------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER                CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ANNALY CAPITAL MANAGEMENT INC       Common Stocks 035710409         169      10,677          Sole                 10,677      0    0
CAPITOL FEDERAL FINANCIAL Inc New   Common Stocks 14057J101         150      12,651          Sole                 12,651      0    0
CMS ENERGY                          Common Stocks 125896100         241      10,935          Sole                 10,935      0    0
CYS INVESTMENTS                     Common Stocks 12673A108         175      13,338          Sole                 13,338      0    0
DOLLAR TREE STO                     Common Stocks 256746108         204       2,155          Sole                  2,155      0    0
EZCORP INC                          Common Stocks 302301106         401      12,348          Sole                 12,348      0    0
FIRST CASH FINANCIAL SVCS           Common Stocks 31942D107         296       6,905          Sole                  6,905      0    0
FISERV INC                          Common Stocks 337738108         223       3,207          Sole                  3,207      0    0
FTI CONSULTING INC                  Common Stocks 302941109         224       5,974          Sole                  5,974      0    0
HANESBRANDS INC                     Common Stocks 410345102         230       7,770          Sole                  7,770      0    0
ICU MEDICAL INC                     Common Stocks 44930G107         261       5,302          Sole                  5,302      0    0
ISHARES RUSSELL 2000 VALUE          Common Stocks 464287630         258       3,541          Sole                  3,541      0    0
KBR INC                             Common Stocks 48242W106         222       6,247          Sole                  6,247      0    0
LEAPFROG ENTERPRISES INC            Common Stocks 52186N106         108      12,972          Sole                 12,972      0    0
OMEGA HEALTHCARE REIT               Common Stocks 681936100         236      11,124          Sole                 11,124      0    0
QUANTA SERVICES INC                 Common Stocks 74762E102         202       9,642          Sole                  9,642      0    0
SANDRIDGE ENERGY INC                Common Stocks 80007P307         144      18,398          Sole                 18,398      0    0
TRIUMPH GROUP                       Common Stocks 896818101         216       3,447          Sole                  3,447      0    0
VALMONT INDUS                       Common Stocks 920253101         223       1,897          Sole                  1,897      0    0
VERISIGN INC                        Common Stocks 92343E102         256       6,677          Sole                  6,677      0    0
ABBOTT LABS                         Common Stocks 002824100         428       6,989          Sole                  6,989      0    0
ADOBE SYSTEMS                       Common Stocks 00724F101         578      16,844          Sole                 16,844      0    0
AGNICO-EAGLE MINES                  Common Stocks 008474108         285       8,523          Sole                  8,523      0    0
ALLIANCE BERNSTEIN                  Common Stocks 01881G106         363      23,232          Sole                 23,232      0    0
ALTRIA GROUP                        Common Stocks 02209S103         526      17,036          Sole                 17,036      0    0
ANNALY CAPITAL MANAGEMENT INC       Common Stocks 035710409         606      38,335          Sole                 38,335      0    0
APPLE INC                           Common Stocks 037833100         246         410          Sole                    410      0    0
ARCHER-DAN-MID                      Common Stocks 039483102         703      22,210          Sole                 22,210      0    0
BANK OF AMERICA                     Common Stocks 060505104       1,664     173,844          Sole                173,844      0    0
BAYERISCHE MOTERENWE (BMW           Common Stocks D12096109         359       4,013          Sole                  4,013      0    0
BLACKROCK INC                       Common Stocks 09247X101         295       1,438          Sole                  1,438      0    0
BP PLC SPONS ADR                    Common Stocks 055622104       1,310      29,119          Sole                 29,119      0    0
BRISTOL MYERS SQUIBB                Common Stocks 110122108       2,550      75,545          Sole                 75,545      0    0
CENTURY LINK, INC                   Common Stocks 156700106         351       9,072          Sole                  9,072      0    0
CISCO SYSTEMS                       Common Stocks 17275R102       1,222      57,762          Sole                 57,762      0    0
CITIGROUP INC                       Common Stocks 172967424         989      27,063          Sole                 27,063      0    0
COCA-COLA CO                        Common Stocks 191216100         576       7,776          Sole                  7,776      0    0
COLGATE PALMOLIVE                   Common Stocks 194162103       1,005      10,278          Sole                 10,278      0    0
DIAGEO PLC-ADR                      Common Stocks 25243Q205         427       4,427          Sole                  4,427      0    0
DOW CHEMICAL                        Common Stocks 260543103         861      24,851          Sole                 24,851      0    0
ENERGY TRANSFER PARTNERS            Common Stocks 29273R109         853      18,191          Sole                 18,191      0    0
EXXON MOBIL CORP                    Common Stocks 30231G102       1,190      13,726          Sole                 13,726      0    0
FIRSTENERGY                         Common Stocks 337932107       1,026      22,515          Sole                 22,515      0    0
FLUOR CORP                          Common Stocks 343412102         418       6,956          Sole                  6,956      0    0
FREEPORT CORP                       Common Stocks 35671D857         388      10,190          Sole                 10,190      0    0
GOLDMAN SACHS GROUP INC             Common Stocks 38141G104       1,050       8,445          Sole                  8,445      0    0
HEINEKEN NV ADR                     Common Stocks 423012202         483      17,420          Sole                 17,420      0    0
JANUS CAP GROUP INC                 Common Stocks 47102X105         292      32,730          Sole                 32,730      0    0
JEFFERIES GROUP                     Common Stocks 472319102         732      38,871          Sole                 38,871      0    0
JOHNSON & JOHNSON                   Common Stocks 478160104         240       3,635          Sole                  3,635      0    0
KROGER CO                           Common Stocks 501044101         589      24,328          Sole                 24,328      0    0
LABORATORY CORP                     Common Stocks 50540R409         220       2,402          Sole                  2,402      0    0
LLOYDS TSB GROUP PLC ADR            Common Stocks 539439109         397     187,243          Sole                187,243      0    0
MARATHON OIL CORP                   Common Stocks 565849106         731      23,061          Sole                 23,061      0    0
MARKET VECTORS DOUBLE SHO           Common Stocks 617480280         288       6,766          Sole                  6,766      0    0
MICROSOFT CORP                      Common Stocks 594918104       3,150      97,671          Sole                 97,671      0    0
MONSANTO CO NEW                     Common Stocks 61166W101         469       5,880          Sole                  5,880      0    0
NATIONAL OILWELL VARCO IN           Common Stocks 637071101         237       2,980          Sole                  2,980      0    0
NESTLE                              Common Stocks 641069406         578       9,202          Sole                  9,202      0    0
NV ENERGY INC                       Common Stocks 67073Y106         959      59,516          Sole                 59,516      0    0
PAYCHEX INC                         Common Stocks 704326107         819      26,422          Sole                 26,422      0    0
PFIZER INC                          Common Stocks 717081103         903      39,868          Sole                 39,868      0    0
PHILIP MORRIS INTERNATIONAL         Common Stocks 718172109         723       8,163          Sole                  8,163      0    0
PLAINS ALL AMERICAN PIPEL           Common Stocks 726503105         394       5,022          Sole                  5,022      0    0
PROCTER & GAMBL                     Common Stocks 742718109         326       4,848          Sole                  4,848      0    0
RAYMOND JAMES FIN                   Common Stocks 754730109         912      24,974          Sole                 24,974      0    0
ROCHE HOLD ADR                      Common Stocks 771195104         359       8,260          Sole                  8,260      0    0
SCHLUMBERGER                        Common Stocks 806857108       1,017      14,545          Sole                 14,545      0    0
SEASPAN CORP                        Common Stocks Y75638109         458      26,413          Sole                 26,413      0    0
SOUTHERN CO                         Common Stocks 842587107         367       8,160          Sole                  8,160      0    0
SUNOCO LOGISTICS PARTNERS           Common Stocks 86764L108         702      18,571          Sole                 18,571      0    0
SYSCO CORP                          Common Stocks 871829107         384      12,864          Sole                 12,864      0    0
TARGET CORP                         Common Stocks 87612E106         234       4,015          Sole                  4,015      0    0
TEEKAY TANKERS                      Common Stocks Y8565N102         334      54,985          Sole                 54,985      0    0
TEVA PHARM. - SP - ADR              Common Stocks 881624209         346       7,670          Sole                  7,670      0    0
TRANSOCEAN INC NEW                  Common Stocks H8817H100       1,037      18,958          Sole                 18,958      0    0
UNITED PARCEL SERVICE B             Common Stocks 911312106         901      11,165          Sole                 11,165      0    0
VISA INC                            Common Stocks 92826C839         254       2,154          Sole                  2,154      0    0
VODAFONE GROUP                      Common Stocks 92857W209       1,959      70,804          Sole                 70,804      0    0
WALT DISNEY CO                      Common Stocks 254687106         634      14,476          Sole                 14,476      0    0
WESTERN GAS PARTNERS                Common Stocks 958254104         251       5,430          Sole                  5,430      0    0